Risk management - Summary of Foreign Exchange Risk (Detail) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
A2 Percent Depreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	€ (660)
A1 Percent Depreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	(330)
A1 Percent Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	330
A2 Percent Appreciation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized foreign (loss) gain	€ 660